Property and Equipment, Net (Details) - Schedule of property and equipment, net - SoundHound, Inc. [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Total	$ 33,156	$ 32,488
Less: Accumulated depreciation and amortization	(26,213)	(22,053)
Total	6,943	10,435	$ 14,053
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Total	20,341	19,867
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Total	8,528	8,335
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Total	3,567	3,560
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Total	720	720
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Total		$ 6